Credit Risk Manager Report
FFMLT 2006FF10
EOM Reporting Date 09/30/2006
Determination Date
10/15/2006
CRM-B Report FFMLT 2006FF10
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF10
Client
Lehman
Servicer
National City Home Loan Services Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
06/30/2006
Custodian
U.S. Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
06/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
984,029,671
Issue Count
5,189
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 984,539,945 937,435,857 95.22% 0.00% 937,435,857 937,113,110
Count 5,188 5,018 96.72% 0.00% 5,018 5,018
Collection
Narrative
There a slight concern with an abrupt change in the migration of loans into a deliquency status. This migration may due to the sensitity of certain borrowers to slow pay during this quarter. OfficeTiger will continue to monitor for a continuation of this trend.
Cash Narrative
There are no remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 0 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 4 4
Loss Rvw Cnt 1 1
BK Rvw Cnt
0 0
Performance Rvw Cnt 14 0
Remittance Rvw Cnt 1 1
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 19 5
MR Recommended Action
Orig Count
Transaction Bal
MR Follow-up Required in 30
days
1 70,000
No Action Required 4 798,393
5
868,393
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 152,039,814 15.44% 146,433,125 15.62% 96.31% 0.00%
1,056 1,026 20.45% 97.16% 0.00%
Y 832,500,131 84.56% 791,002,732 84.38% 95.02% 0.00%
4,132 3,992 79.55% 96.61% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
06/30/2006 979,041,607 5,173 1.71 7.41 15.66 651.27 0.00 82.03 2.60% 1.88% 0.00% 188,713
07/31/2006 970,335,126 5,133 2.71 7.93 15.66 651.21 0.00 81.98 2.57% 1.86% 0.00% 187,577
08/31/2006 954,744,005 5,076 3.71 7.92 15.64 651.01 0.00 82.03 2.54% 1.60% 0.00% 186,001
09/30/2006 937,435,857 5,018 4.69 7.91 15.64 651.12 0.00 82.08 2.42% 1.50% 0.00% 184,680
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 25,464,348 2.59% 22,662,859 2.42% 89.00% 0.00%
200 181 3.61% 90.50% 0.00%
Y 959,075,597 97.41% 914,772,999 97.58% 95.38% 0.00%
4,988 4,837 96.39% 96.97% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
00unknown 74,838,515 7.60% 69,710,889 7.44% 93.15% 0.00%
348 329 6.56% 94.54% 0.00%
Alternative Doc 223,376,930 22.69% 207,586,556 22.14% 92.93% 0.00%
986 933 18.59% 94.62% 0.00%
Full Doc 667,872,380 67.84% 646,042,614 68.92% 96.73% 0.00%
3,799 3,709 73.91% 97.63% 0.00%
Stated Doc 18,452,120 1.87% 14,095,798 1.50% 76.39% 0.00%
55 47 0.94% 85.45% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 55,943,277 5.68% 54,569,575 5.82% 97.54% 0.00%
324 319 6.36% 98.46% 0.00%
R2 180,510,622 18.33% 170,686,655 18.21% 94.56% 0.00%
1,046 1,002 19.97% 95.79% 0.00%
R3 278,721,291 28.31% 266,508,093 28.43% 95.62% 0.00%
1,657 1,612 32.12% 97.28% 0.00%
R4 252,443,826 25.64% 241,229,867 25.73% 95.56% 0.00%
1,358 1,315 26.21% 96.83% 0.00%
R5 127,623,911 12.96% 120,770,185 12.88% 94.63% 0.00%
505 489 9.74% 96.83% 0.00%
R6 59,297,916 6.02% 55,453,771 5.92% 93.52% 0.00%
211 199 3.97% 94.31% 0.00%
R7 17,244,650 1.75% 15,910,117 1.70% 92.26% 0.00%
54 50 1.00% 92.59% 0.00%
R8 12,754,452 1.30% 12,307,595 1.31% 96.50% 0.00%
33 32 0.64% 96.97% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 590,886,765 60.02% 565,028,601 60.27% 95.62% 0.00%
3,719 3,608 71.90% 97.02% 0.00%
Y 393,653,180 39.98% 372,407,256 39.73% 94.60% 0.00%
1,469 1,410 28.10% 95.98% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 301,939,281 30.67% 267,384,414 28.52% 88.56% 0.00%
1,544 1,434 28.58% 92.88% 0.00%
Yes 682,600,664 69.33% 670,051,444 71.48% 98.16% 0.00%
3,644 3,584 71.42% 98.35% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 301,939,281 30.67% 267,384,414 28.52% 88.56% 0.00%
1,544 1,434 28.58% 92.88% 0.00%
12 48,600,794 4.94% 47,759,457 5.09% 98.27% 0.00%
188 184 3.67% 97.87% 0.00%
24 416,089,260 42.26% 407,814,024 43.50% 98.01% 0.00%
2,081 2,045 40.75% 98.27% 0.00%
36 217,910,610 22.13% 214,477,963 22.88% 98.42% 0.00%
1,375 1,355 27.00% 98.55% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 7,034,750 0.71% 6,948,964 0.74% 98.78% 0.00%
47 46 0.92% 97.87% 0.00%
c. 41-50 8,601,350 0.87% 8,332,717 0.89% 96.88% 0.00%
48 46 0.92% 95.83% 0.00%
d. 51-60 19,000,250 1.93% 18,301,185 1.95% 96.32% 0.00%
100 96 1.91% 96.00% 0.00%
e. 61-70 38,956,152 3.96% 35,465,163 3.78% 91.04% 0.00%
194 184 3.67% 94.85% 0.00%
f. 71-80 125,126,632 12.71% 114,651,723 12.23% 91.63% 0.00%
650 608 12.12% 93.54% 0.00%
g. 81-90 137,024,810 13.92% 129,291,059 13.79% 94.36% 0.00%
693 660 13.15% 95.24% 0.00%
h. 91-100 648,796,001 65.90% 624,445,048 66.61% 96.25% 0.00%
3,456 3,378 67.32% 97.74% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 2,776,400 0.28% 1,890,464 0.20% 68.09% 0.00%
9 8 0.16% 88.89% 0.00%
2 Yr Hybrid 216,643,664 22.00% 206,446,050 22.02% 95.29% 0.00%
1,499 1,452 28.94% 96.86% 0.00%
2 Yr Hybrid Balloon 132,066,116 13.41% 126,315,761 13.47% 95.65% 0.00%
615 596 11.88% 96.91% 0.00%
2 Yr Hybrid IO 297,124,755 30.18% 280,664,335 29.94% 94.46% 0.00%
1,039 998 19.89% 96.05% 0.00%
3 Yr Hybrid 65,560,860 6.66% 62,032,568 6.62% 94.62% 0.00%
433 416 8.29% 96.07% 0.00%
3 Yr Hybrid Balloon 25,679,361 2.61% 24,730,811 2.64% 96.31% 0.00%
142 139 2.77% 97.89% 0.00%
3 Yr Hybrid IO 5 66,340,133 6.74% 62,731,855 6.69% 94.56% 0.00%
285 274 5.46% 96.14% 0.00%
5 Yr Hybrid 9,855,360 1.00% 9,817,409 1.05% 99.61% 0.00%
38 38 0.76% 100.00% 0.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 2,656,390 0.28% 99.84% 0.00%
18 18 0.36% 100.00% 0.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 8,633,820 0.92% 99.97% 0.00%
39 39 0.78% 100.00% 0.00%
ARM 813,600 0.08% 809,319 0.09% 99.47% 0.00%
3 3 0.06% 100.00% 0.00%
ARM IO 4,343,000 0.44% 4,273,950 0.46% 98.41% 0.00%
12 11 0.22% 91.67% 0.00%
Balloon 19,123,370 1.94% 18,148,523 1.94% 94.90% 0.00%
94 89 1.77% 94.68% 0.00%
Balloon IO 674,800 0.07% 674,800 0.07% 100.00% 0.00%
2 2 0.04% 100.00% 0.00%
Fixed 115,707,444 11.75% 112,181,307 11.97% 96.95% 0.00%
868 849 16.92% 97.81% 0.00%
Fixed IO 16,534,200 1.68% 15,428,495 1.65% 93.31% 0.00%
92 86 1.71% 93.48% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-5 316,000 0.03% 305,673 0.03% 96.73% 0.00%
1 1 0.02% 100.00% 0.00%
c. 5.1-6 24,440,590 2.48% 24,326,737 2.60% 99.53% 0.00%
97 97 1.93% 100.00% 0.00%
d. 6.1-7 174,729,560 17.75% 170,489,655 18.19% 97.57% 0.00%
705 695 13.85% 98.58% 0.00%
e. 7.1-8 385,516,488 39.16% 372,734,430 39.76% 96.68% 0.00%
1,878 1,832 36.51% 97.55% 0.00%
f. 8.1-9 260,190,525 26.43% 242,193,925 25.84% 93.08% 0.00%
1,552 1,480 29.49% 95.36% 0.00%
g. 9.1-10 110,225,848 11.20% 100,312,397 10.70% 91.01% 0.00%
736 704 14.03% 95.65% 0.00%
h. 10.1-11 24,852,125 2.52% 22,973,407 2.45% 92.44% 0.00%
182 173 3.45% 95.05% 0.00%
i. 11.1-12 4,176,515 0.42% 4,007,427 0.43% 95.95% 0.00%
35 34 0.68% 97.14% 0.00%
j. 12.1-13 92,294 0.01% 92,205 0.01% 99.90% 0.00%
2 2 0.04% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 76,057,518 7.73% 71,965,656 7.68% 94.62% 0.00%
323 307 6.12% 95.05% 0.00%
Condo 6,617,780 0.67% 6,266,438 0.67% 94.69% 0.00%
27 26 0.52% 96.30% 0.00%
PUD 71,893,915 7.30% 68,353,007 7.29% 95.07% 0.00%
352 342 6.82% 97.16% 0.00%
Single Family 829,970,732 84.30% 790,850,757 84.36% 95.29% 0.00%
4,486 4,343 86.55% 96.81% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 16,575,500 1.68% 15,805,734 1.69% 95.36% 0.00%
116 112 2.23% 96.55% 0.00%
551-600 125,480,591 12.75% 117,357,969 12.52% 93.53% 0.00%
858 819 16.32% 95.45% 0.00%
601-650 371,875,359 37.77% 356,476,739 38.03% 95.86% 0.00%
2,166 2,109 42.03% 97.37% 0.00%
651-700 302,814,256 30.76% 291,806,783 31.13% 96.36% 0.00%
1,390 1,352 26.94% 97.27% 0.00%
701-750 123,767,663 12.57% 114,880,586 12.25% 92.82% 0.00%
477 451 8.99% 94.55% 0.00%
751-800 39,758,026 4.04% 36,852,116 3.93% 92.69% 0.00%
164 158 3.15% 96.34% 0.00%
801+ 4,268,550 0.43% 4,255,931 0.45% 99.70% 0.00%
17 17 0.34% 100.00% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 9,454,009 0.96% 9,122,055 0.97% 96.49% 0.00%
227 219 4.36% 96.48% 0.00%
c. 51-100 97,450,206 9.90% 95,627,399 10.20% 98.13% 0.00%
1,271 1,250 24.91% 98.35% 0.00%
d. 101-200 306,545,758 31.14% 298,161,392 31.81% 97.26% 0.00%
2,116 2,065 41.15% 97.59% 0.00%
e. 201-300 194,588,455 19.76% 184,208,386 19.65% 94.67% 0.00%
798 758 15.11% 94.99% 0.00%
f. 301-400 122,219,141 12.41% 115,221,165 12.29% 94.27% 0.00%
355 335 6.68% 94.37% 0.00%
g. 401-500 75,223,706 7.64% 70,748,170 7.55% 94.05% 0.00%
168 158 3.15% 94.05% 0.00%
h. 501-600 59,457,125 6.04% 57,072,918 6.09% 95.99% 0.00%
109 105 2.09% 96.33% 0.00%
i. 601-700 30,302,150 3.08% 26,518,615 2.83% 87.51% 0.00%
47 41 0.82% 87.23% 0.00%
j. 701-800 28,287,195 2.87% 23,715,245 2.53% 83.84% 0.00%
38 32 0.64% 84.21% 0.00%
k. 801-900 12,236,200 1.24% 10,467,168 1.12% 85.54% 0.00%
14 12 0.24% 85.71% 0.00%
l. 901-999 13,233,900 1.34% 12,281,053 1.31% 92.80% 0.00%
14 13 0.26% 92.86% 0.00%
m. 1,000+ 35,542,100 3.61% 34,292,291 3.66% 96.48% 0.00%
31 30 0.60% 96.77% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 299,863,252 30.46% 281,586,423 30.04% 93.90% 0.00%
1,491 1,418 28.26% 95.10% 0.00%
Home Improvement 203,700 0.02% 203,226 0.02% 99.77% 0.00%
1 1 0.02% 100.00% 0.00%
Purchase 651,044,526 66.13% 625,001,659 66.67% 96.00% 0.00%
3,517 3,428 68.31% 97.47% 0.00%
Rate/Term Refi 33,428,467 3.40% 30,644,550 3.27% 91.67% 0.00%
179 171 3.41% 95.53% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 984,539,945 100.00% 937,435,857 100.00% 95.22% 0.00%
5,188 5,018 100.00% 96.72% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
180 6,440,495 0.65% 6,055,410 0.65% 94.02% 0.00%
60 58 1.16% 96.67% 0.00%
240 300,250 0.03% 299,147 0.03% 99.63% 0.00%
3 3 0.06% 100.00% 0.00%
360 977,799,200 99.32% 931,081,301 99.32% 95.22% 0.00%
5,125 4,957 98.78% 96.72% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
09/30/2006
% Bal 08/31/2006
% Bal
N
146,433,125 15.62% 149,131,893 15.62%
1,026 20.45% 1,041 20.51%
Y
791,002,732 84.38% 805,612,111 84.38%
3,992 79.55% 4,035 79.49%
IO Flag
09/30/2006
% Bal 08/31/2006
% Bal
N
565,028,601 60.27% 575,032,028 60.23%
3,608 71.90% 3,648 71.87%
Y
372,407,256 39.73% 379,711,977 39.77%
1,410 28.10% 1,428 28.13%
Orig PPP
Flag
09/30/2006
% Bal 08/31/2006
% Bal
No
267,384,414 28.52% 280,771,568 29.41%
1,434 28.58% 1,474 29.04%
Yes
670,051,444 71.48% 673,972,436 70.59%
3,584 71.42% 3,602 70.96%
Orig PPP Mos
09/30/2006
% Bal 08/31/2006
% Bal
0
267,384,414 28.52% 280,771,568 29.41%
1,434 28.58% 1,474 29.04%
12
47,759,457 5.09% 48,089,408 5.04%
184 3.67% 185 3.64%
24
407,814,024 43.50% 409,858,910 42.93%
2,045 40.75% 2,053 40.45%
36
214,477,963 22.88% 216,024,118 22.63%
1,355 27.00% 1,364 26.87%
Orig CLTV by
10%
09/30/2006
% Bal 08/31/2006
% Bal
b. 0-40
6,948,964 0.74% 6,966,985 0.73%
46 0.92% 46 0.91%
c. 41-50
8,332,717 0.89% 8,509,019 0.89%
46 0.92% 47 0.93%
d. 51-60
18,301,185 1.95% 18,515,201 1.94%
96 1.91% 98 1.93%
e. 61-70
35,465,163 3.78% 38,112,667 3.99%
184 3.67% 190 3.74%
f. 71-80
114,651,723 12.23% 118,914,903 12.46%
608 12.12% 623 12.27%
g. 81-90
129,291,059 13.79% 131,709,128 13.80%
660 13.15% 670 13.20%
h. 91-100
624,445,048 66.61% 632,016,102 66.20%
3,378 67.32% 3,402 67.02%
DQ Risk Grp
09/30/2006
% Bal 08/31/2006
% Bal
R1
54,569,575 5.82% 55,569,609 5.82%
319 6.36% 321 6.32%
R2
170,686,655 18.21% 174,608,517 18.29%
1,002 19.97% 1,017 20.04%
R3
266,508,093 28.43% 269,703,109 28.25%
1,612 32.12% 1,625 32.01%
R4
241,229,867 25.73% 245,817,887 25.75%
1,315 26.21% 1,332 26.24%
R5
120,770,185 12.88% 123,205,942 12.90%
489 9.74% 494 9.73%
R6
55,453,771 5.92% 57,178,235 5.99%
199 3.97% 204 4.02%
R7
15,910,117 1.70% 15,914,291 1.67%
50 1.00% 50 0.99%
R8
12,307,595 1.31% 12,746,415 1.34%
32 0.64% 33 0.65%
Doc Level
09/30/2006
% Bal 08/31/2006
% Bal
00unknown
69,710,889 7.44% 71,782,254 7.52%
329 6.56% 338 6.66%
Alternative Doc
207,586,556 22.14% 212,933,614 22.30%
933 18.59% 949 18.70%
Full Doc
646,042,614 68.92% 654,740,196 68.58%
3,709 73.91% 3,740 73.68%
Stated Doc
14,095,798 1.50% 15,287,941 1.60%
47 0.94% 49 0.97%
Occupancy
09/30/2006
% Bal 08/31/2006
% Bal
N
22,662,859 2.42% 24,210,749 2.54%
181 3.61% 187 3.68%
Y
914,772,999 97.58% 930,533,256 97.46%
4,837 96.39% 4,889 96.32%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig Credit
Score by 50
09/30/2006
% Bal 08/31/2006
% Bal
501-550
15,805,734 1.69% 15,932,690 1.67%
112 2.23% 113 2.23%
551-600
117,357,969 12.52% 120,673,426 12.64%
819 16.32% 836 16.47%
601-650
356,476,739 38.03% 362,680,514 37.99%
2,109 42.03% 2,126 41.88%
651-700
291,806,783 31.13% 297,556,821 31.17%
1,352 26.94% 1,370 26.99%
701-750
114,880,586 12.25% 116,758,252 12.23%
451 8.99% 456 8.98%
751-800
36,852,116 3.93% 36,884,088 3.86%
158 3.15% 158 3.11%
801+
4,255,931 0.45% 4,258,213 0.45%
17 0.34% 17 0.33%
Orig Loan
size by 100k
09/30/2006
% Bal 08/31/2006
% Bal
b. 0-50
9,122,055 0.97% 9,206,038 0.96%
219 4.36% 221 4.35%
c. 51-100
95,627,399 10.20% 96,137,329 10.07%
1,250 24.91% 1,256 24.74%
d. 101-200
298,161,392 31.81% 301,138,971 31.54%
2,065 41.15% 2,083 41.04%
e. 201-300
184,208,386 19.65% 187,358,715 19.62%
758 15.11% 770 15.17%
f. 301-400
115,221,165 12.29% 117,284,150 12.28%
335 6.68% 341 6.72%
g. 401-500
70,748,170 7.55% 72,968,006 7.64%
158 3.15% 163 3.21%
h. 501-600
57,072,918 6.09% 57,686,317 6.04%
105 2.09% 106 2.09%
i. 601-700
26,518,615 2.83% 29,035,147 3.04%
41 0.82% 45 0.89%
j. 701-800
23,715,245 2.53% 26,001,705 2.72%
32 0.64% 35 0.69%
k. 801-900
10,467,168 1.12% 11,344,374 1.19%
12 0.24% 13 0.26%
l. 901-999
12,281,053 1.31% 12,282,003 1.29%
13 0.26% 13 0.26%
m. 1,000+
34,292,291 3.66% 34,301,249 3.59%
30 0.60% 30 0.59%
Purpose
09/30/2006
% Bal 08/31/2006
% Bal
Cashout Refi
281,586,423 30.04% 288,962,255 30.27%
1,418 28.26% 1,445 28.47%
Home
Improvement
203,226 0.02% 203,346 0.02%
1 0.02% 1 0.02%
Purchase
625,001,659 66.67% 633,419,194 66.34%
3,428 68.31% 3,455 68.07%
Rate/Term Refi
30,644,550 3.27% 32,159,210 3.37%
171 3.41% 175 3.45%
Orig Product
Type
09/30/2006
% Bal 08/31/2006
% Bal
1 Yr Hybrid
1,890,464 0.20% 1,892,084 0.20%
8 0.16% 8 0.16%
2 Yr Hybrid
206,446,050 22.02% 210,104,223 22.01%
1,452 28.94% 1,466 28.88%
2 Yr Hybrid
Balloon
126,315,761 13.47% 127,791,329 13.38%
596 11.88% 601 11.84%
2 Yr Hybrid IO
280,664,335 29.94% 285,308,750 29.88%
998 19.89% 1,007 19.84%
3 Yr Hybrid
62,032,568 6.62% 64,292,225 6.73%
416 8.29% 423 8.33%
3 Yr Hybrid
Balloon
24,730,811 2.64% 24,998,343 2.62%
139 2.77% 140 2.76%
3 Yr Hybrid IO 5
62,731,855 6.69% 64,955,533 6.80%
274 5.46% 280 5.52%
5 Yr Hybrid
9,817,409 1.05% 9,825,592 1.03%
38 0.76% 38 0.75%
5 Yr Hybrid
Balloon
2,656,390 0.28% 2,657,296 0.28%
18 0.36% 18 0.35%
5 Yr Hybrid IO 5
8,633,820 0.92% 8,633,899 0.90%
39 0.78% 39 0.77%
ARM
809,319 0.09% 809,888 0.08%
3 0.06% 3 0.06%
ARM IO
4,273,950 0.46% 4,342,950 0.45%
11 0.22% 12 0.24%
Balloon
18,148,523 1.94% 18,591,219 1.95%
89 1.77% 90 1.77%
Balloon IO
674,800 0.07% 674,800 0.07%
2 0.04% 2 0.04%
Fixed
112,181,307 11.97% 114,069,829 11.95%
849 16.92% 861 16.96%
Fixed IO
15,428,495 1.65% 15,796,045 1.65%
86 1.71% 88 1.73%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Lien position
09/30/2006
% Bal 08/31/2006
% Bal
1
937,435,857 100.00% 954,744,005 100.00%
5,018 100.00% 5,076 100.00%
Property type
09/30/2006
% Bal 08/31/2006
% Bal
2-4 Family
71,965,656 7.68% 72,731,027 7.62%
307 6.12% 309 6.09%
Condo
6,266,438 0.67% 6,605,260 0.69%
26 0.52% 27 0.53%
PUD
68,353,007 7.29% 70,883,569 7.42%
342 6.82% 348 6.86%
Single Family
790,850,757 84.36% 804,524,148 84.27%
4,343 86.55% 4,392 86.52%
Original
Coupon by
100
09/30/2006
% Bal 08/31/2006
% Bal
b. 0-5
305,673 0.03% 307,755 0.03%
1 0.02% 1 0.02%
c. 5.1-6
24,326,737 2.60% 24,360,280 2.55%
97 1.93% 97 1.91%
d. 6.1-7
170,489,655 18.19% 173,143,490 18.14%
695 13.85% 701 13.81%
e. 7.1-8
372,734,430 39.76% 376,391,218 39.42%
1,832 36.51% 1,846 36.37%
f. 8.1-9
242,193,925 25.84% 247,969,166 25.97%
1,480 29.49% 1,502 29.59%
g. 9.1-10
100,312,397 10.70% 104,295,923 10.92%
704 14.03% 714 14.07%
h. 10.1-11
22,973,407 2.45% 24,010,793 2.51%
173 3.45% 178 3.51%
i. 11.1-12
4,007,427 0.43% 4,173,161 0.44%
34 0.68% 35 0.69%
j. 12.1-13
92,205 0.01% 92,217 0.01%
2 0.04% 2 0.04%
Orig Term
09/30/2006
% Bal 08/31/2006
% Bal
180
6,055,410 0.65% 6,252,612 0.65%
58 1.16% 59 1.16%
240
299,147 0.03% 299,404 0.03%
3 0.06% 3 0.06%
360
931,081,301 99.32% 948,191,989 99.31%
4,957 98.78% 5,014 98.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
06/30/2006 0.38% 0.18% 0.00% 0.00% 0.00% 0.000%
07/31/2006 0.82% 0.32% 0.00% 0.17% 0.00% 0.000%
08/31/2006 1.49% 0.70% 0.00% 0.56% 0.00% 0.000%
09/30/2006 2.17% 1.07% 0.00% 0.96% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
N 15.62% 93.16% 4.86% 0.89% 0.42% 0.50% 0.19%
Y 84.38% 89.65% 5.41% 2.41% 1.17% 0.09% 1.04% 0.22%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
N 60.27% 90.79% 5.77% 1.45% 0.87% 0.01% 0.92% 0.18%
Y 39.73% 89.31% 4.64% 3.27% 1.32% 0.18% 1.01% 0.27%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
1 Yr Hybrid 0.20% 91.04% 8.96%
2 Yr Hybrid 22.02% 88.30% 6.87% 1.93% 0.87% 1.84% 0.19%
2 Yr Hybrid Balloon 13.47% 90.66% 5.35% 1.22% 1.76% 0.87% 0.14%
2 Yr Hybrid IO 29.94% 89.14% 4.59% 3.36% 1.49% 0.24% 1.06% 0.11%
3 Yr Hybrid 6.62% 90.94% 7.44% 0.89% 0.27% 0.10% 0.36%
3 Yr Hybrid Balloon 2.64% 90.76% 3.26% 4.82% 0.40% 0.76%
3 Yr Hybrid IO 5 6.69% 89.61% 4.10% 3.80% 1.19% 0.22% 1.10%
5 Yr Hybrid 1.05% 96.47% 3.53%
5 Yr Hybrid Balloon 0.28% 88.86% 11.14%
5 Yr Hybrid IO 5 0.92% 98.20% 1.80%
ARM 0.09% 100.00%
ARM IO 0.46% 100.00%
Balloon 1.94% 97.62% 2.38%
Balloon IO 0.07% 18.49% 81.51%
Fixed 11.97% 93.83% 4.46% 0.84% 0.54% 0.08% 0.24%
Fixed IO 1.65% 86.26% 7.27% 2.27% 4.20%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
No 28.52% 91.24% 5.16% 1.83% 0.73% 0.02% 0.85% 0.18%
Yes 71.48% 89.79% 5.39% 2.31% 1.18% 0.10% 1.00% 0.23%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
00unknown 7.44% 92.72% 4.63% 0.54% 1.57% 0.33% 0.20%
Alternative Doc 22.14% 89.58% 4.87% 2.98% 0.86% 0.13% 1.50% 0.07%
Full Doc 68.92% 90.39% 5.26% 2.06% 1.08% 0.07% 0.87% 0.27%
Stated Doc 1.50% 78.08% 18.23% 3.69%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
1 100.00% 90.20% 5.32% 2.17% 1.05% 0.08% 0.96% 0.22%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
b. 0-50 0.97% 88.41% 9.01% 2.58%
c. 51-100 10.20% 89.20% 6.61% 1.96% 1.10% 0.07% 0.68% 0.39%
d. 101-200 31.81% 91.31% 5.95% 1.36% 0.65% 0.56% 0.17%
e. 201-300 19.65% 90.45% 6.03% 1.67% 0.80% 0.15% 0.63% 0.26%
f. 301-400 12.29% 90.49% 4.63% 3.34% 0.34% 0.33% 0.86%
g. 401-500 7.55% 89.12% 3.80% 3.36% 2.48% 1.24%
h. 501-600 6.09% 88.58% 2.85% 2.93% 2.86% 2.77%
i. 601-700 2.83% 82.70% 9.71% 2.62% 2.37% 2.59%
j. 701-800 2.53% 97.02% 2.98%
k. 801-900 1.12% 91.59% 8.41%
l. 901-999 1.31% 84.18% 8.00% 7.82%
m. 1,000+ 3.66% 89.23% 7.38% 3.38%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
501-600 14.21% 81.65% 10.47% 4.10% 1.35% 0.05% 1.84% 0.53%
601-700 69.15% 90.66% 5.00% 2.15% 1.13% 0.10% 0.75% 0.20%
701-800 16.19% 95.48% 2.32% 0.64% 0.45% 1.11%
801+ 0.45% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
N 2.42% 95.41% 4.01% 0.30% 0.28%
Y 97.58% 90.07% 5.36% 2.22% 1.07% 0.08% 0.98% 0.22%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 897,147,588 95.70% 4,839 96.43%
Delinquent 29,301,725 3.13% 131 2.61%
Early Pay Default 7,155,295 0.76% 31 0.62%
First Pay Default 3,831,250 0.41% 17 0.34%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 4. 60dpd 6,594,490 92.16% 28 90.32%
5. 90dpd 359,926 5.03% 1 3.23%
6. 120dpd Plus 200,879 2.81% 2 6.45%
Early Default
Delq Status
Cur Balance
Percentage
Cur Count Percentage
First Pay Default 5. 90dpd 3,831,250 100.00% 17 100.00%
10,986,545
48
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default d. 60dpd 6,532,512 91.30% 27 87.10%
g. Foreclosure 560,805 7.84% 3 9.68%
i. Bankruptcy 61,977 0.87% 1 3.23%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default e. 90 Plus dpd 380,000 9.92% 1 5.88%
g. Foreclosure 3,277,000 85.53% 15 88.24%
i. Bankruptcy 174,250 4.55% 1 5.88%
10,986,545
48
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
g. Foreclosure
i. Bankruptcy
R1 5.82% 97.52% 1.95% 0.53%
R2 18.21% 94.10% 3.55% 0.97% 1.08% 0.26% 0.04%
R3 28.43% 92.92% 4.61% 1.21% 0.60% 0.64% 0.03%
R4 25.73% 87.28% 7.25% 2.17% 1.13% 0.30% 1.27% 0.61%
R5 12.88% 85.52% 5.94% 4.89% 1.60% 1.85% 0.20%
R6 5.92% 83.37% 7.59% 6.11% 1.10% 1.52% 0.31%
R7 1.70% 85.21% 9.52% 0.38% 2.82% 2.09%
R8 1.31% 85.28% 1.14% 5.24% 5.42% 2.92%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 152,039,814 15.44% 4,983,803 11.03% 96.31%
1,056 20.35% 30 17.65% 97.16%
Y 832,500,131 84.56% 40,197,145 88.97% 95.02%
4,132 79.65% 140 82.35% 96.61%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 25,464,348 2.59% 2,736,308 6.06% 89.00%
200 3.86% 19 11.18% 90.50%
Y 959,075,597 97.41% 42,444,641 93.94% 95.38%
4,988 96.14% 151 88.82% 96.97%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
00unknown 74,838,515 7.60% 4,928,878 10.91% 93.15%
348 6.71% 19 11.18% 94.54%
Alternative Doc 223,376,930 22.69% 15,469,055 34.24% 92.93%
986 19.01% 53 31.18% 94.62%
Full Doc 667,872,380 67.84% 20,460,827 45.29% 96.73%
3,799 73.23% 90 52.94% 97.63%
Stated Doc 18,452,120 1.87% 4,322,189 9.57% 76.39%
55 1.06% 8 4.71% 85.45%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 55,943,277 5.68% 1,090,859 2.41% 97.54%
324 6.25% 5 2.94% 98.46%
R2 180,510,622 18.33% 9,435,788 20.88% 94.56%
1,046 20.16% 44 25.88% 95.79%
R3 278,721,291 28.31% 11,644,892 25.77% 95.62%
1,657 31.94% 45 26.47% 97.28%
R4 252,443,826 25.64% 10,805,210 23.92% 95.56%
1,358 26.18% 43 25.29% 96.83%
R5 127,623,911 12.96% 6,689,284 14.81% 94.63%
505 9.73% 16 9.41% 96.83%
R6 59,297,916 6.02% 3,767,246 8.34% 93.52%
211 4.07% 12 7.06% 94.31%
R7 17,244,650 1.75% 1,310,842 2.90% 92.26%
54 1.04% 4 2.35% 92.59%
R8 12,754,452 1.30% 436,827 0.97% 96.50%
33 0.64% 1 0.59% 96.97%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 590,886,765 60.02% 24,032,067 53.19% 95.62%
3,719 71.68% 111 65.29% 97.02%
Y 393,653,180 39.98% 21,148,882 46.81% 94.60%
1,469 28.32% 59 34.71% 95.98%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 301,939,281 30.67% 33,855,211 74.93% 88.56%
1,544 29.76% 110 64.71% 92.88%
Yes 682,600,664 69.33% 11,325,738 25.07% 98.16%
3,644 70.24% 60 35.29% 98.35%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 301,939,281 30.67% 33,855,211 74.93% 88.56%
1,544 29.76% 110 64.71% 92.88%
12 48,600,794 4.94% 782,882 1.73% 98.27%
188 3.62% 4 2.35% 97.87%
24 416,089,260 42.26% 7,673,836 16.98% 98.01%
2,081 40.11% 36 21.18% 98.27%
36 217,910,610 22.13% 2,869,020 6.35% 98.42%
1,375 26.50% 20 11.76% 98.55%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 7,034,750 0.71% 39,936 0.09% 98.78%
47 0.91% 1 0.59% 97.87%
c. 41-50 8,601,350 0.87% 229,725 0.51% 96.88%
48 0.93% 2 1.18% 95.83%
d. 51-60 19,000,250 1.93% 621,813 1.38% 96.32%
100 1.93% 4 2.35% 96.00%
e. 61-70 38,956,152 3.96% 3,355,618 7.43% 91.04%
194 3.74% 10 5.88% 94.85%
f. 71-80 125,126,632 12.71% 10,128,331 22.42% 91.63%
650 12.53% 42 24.71% 93.54%
g. 81-90 137,024,810 13.92% 7,437,736 16.46% 94.36%
693 13.36% 33 19.41% 95.24%
h. 91-100 648,796,001 65.90% 23,367,790 51.72% 96.25%
3,456 66.62% 78 45.88% 97.74%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 2,776,400 0.28% 878,874 1.95% 68.09%
9 0.17% 1 0.59% 88.89%
2 Yr Hybrid 216,643,664 22.00% 9,482,565 20.99% 95.29%
1,499 28.89% 47 27.65% 96.86%
2 Yr Hybrid Balloon 132,066,116 13.41% 5,556,750 12.30% 95.65%
615 11.85% 19 11.18% 96.91%
2 Yr Hybrid IO 297,124,755 30.18% 16,404,341 36.31% 94.46%
1,039 20.03% 41 24.12% 96.05%
3 Yr Hybrid 65,560,860 6.66% 3,307,634 7.32% 94.62%
433 8.35% 17 10.00% 96.07%
3 Yr Hybrid Balloon 25,679,361 2.61% 911,390 2.02% 96.31%
142 2.74% 3 1.76% 97.89%
3 Yr Hybrid IO 5 66,340,133 6.74% 3,586,592 7.94% 94.56%
285 5.49% 11 6.47% 96.14%
5 Yr Hybrid 9,855,360 1.00% 99.61%
38 0.73% 0 0.00% 100.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 99.84%
18 0.35% 0 0.00% 100.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 99.97%
39 0.75% 0 0.00% 100.00%
ARM 813,600 0.08% 99.47%
3 0.06% 0 0.00% 100.00%
ARM IO 4,343,000 0.44% 69,000 0.15% 98.41%
12 0.23% 1 0.59% 91.67%
Balloon 19,123,370 1.94% 945,597 2.09% 94.90%
94 1.81% 5 2.94% 94.68%
Balloon IO 674,800 0.07% 100.00%
2 0.04% 0 0.00% 100.00%
Fixed 115,707,444 11.75% 2,949,256 6.53% 96.95%
868 16.73% 19 11.18% 97.81%
Fixed IO 16,534,200 1.68% 1,088,949 2.41% 93.31%
92 1.77% 6 3.53% 93.48%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-5 316,000 0.03% 96.73%
1 0.02% 0 0.00% 100.00%
c. 5.1-6 24,440,590 2.48% 99.53%
97 1.87% 0 0.00% 100.00%
d. 6.1-7 174,729,560 17.75% 3,842,435 8.50% 97.57%
705 13.59% 10 5.88% 98.58%
e. 7.1-8 385,516,488 39.16% 12,101,562 26.78% 96.68%
1,878 36.20% 46 27.06% 97.55%
f. 8.1-9 260,190,525 26.43% 17,509,145 38.75% 93.08%
1,552 29.92% 72 42.35% 95.36%
g. 9.1-10 110,225,848 11.20% 9,714,013 21.50% 91.01%
736 14.19% 32 18.82% 95.65%
h. 10.1-11 24,852,125 2.52% 1,848,793 4.09% 92.44%
182 3.51% 9 5.29% 95.05%
i. 11.1-12 4,176,515 0.42% 165,000 0.37% 95.95%
35 0.67% 1 0.59% 97.14%
j. 12.1-13 92,294 0.01% 99.90%
2 0.04% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 76,057,518 7.73% 3,960,259 8.77% 94.62%
323 6.23% 16 9.41% 95.05%
Condo 6,617,780 0.67% 335,200 0.74% 94.69%
27 0.52% 1 0.59% 96.30%
PUD 71,893,915 7.30% 3,405,332 7.54% 95.07%
352 6.78% 10 5.88% 97.16%
Single Family 829,970,732 84.30% 37,480,158 82.96% 95.29%
4,486 86.47% 143 84.12% 96.81%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 16,575,500 1.68% 736,180 1.63% 95.36%
116 2.24% 4 2.35% 96.55%
551-600 125,480,591 12.75% 7,833,284 17.34% 93.53%
858 16.54% 39 22.94% 95.45%
601-650 371,875,359 37.77% 14,696,989 32.53% 95.86%
2,166 41.75% 57 33.53% 97.37%
651-700 302,814,256 30.76% 10,499,728 23.24% 96.36%
1,390 26.79% 38 22.35% 97.27%
701-750 123,767,663 12.57% 8,637,700 19.12% 92.82%
477 9.19% 26 15.29% 94.55%
751-800 39,758,026 4.04% 2,777,067 6.15% 92.69%
164 3.16% 6 3.53% 96.34%
801+ 4,268,550 0.43% 99.70%
17 0.33% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 9,454,009 0.96% 295,001 0.65% 96.49%
227 4.38% 8 4.71% 96.48%
c. 51-100 97,450,206 9.90% 1,527,877 3.38% 98.13%
1,271 24.50% 21 12.35% 98.35%
d. 101-200 306,545,758 31.14% 7,638,552 16.91% 97.26%
2,116 40.79% 51 30.00% 97.59%
e. 201-300 194,588,455 19.76% 10,014,426 22.17% 94.67%
798 15.38% 40 23.53% 94.99%
f. 301-400 122,219,141 12.41% 6,825,232 15.11% 94.27%
355 6.84% 20 11.76% 94.37%
g. 401-500 75,223,706 7.64% 4,389,948 9.72% 94.05%
168 3.24% 10 5.88% 94.05%
h. 501-600 59,457,125 6.04% 2,301,891 5.09% 95.99%
109 2.10% 4 2.35% 96.33%
i. 601-700 30,302,150 3.08% 3,750,488 8.30% 87.51%
47 0.91% 6 3.53% 87.23%
j. 701-800 28,287,195 2.87% 4,535,549 10.04% 83.84%
38 0.73% 6 3.53% 84.21%
k. 801-900 12,236,200 1.24% 1,752,502 3.88% 85.54%
14 0.27% 2 1.18% 85.71%
l. 901-999 13,233,900 1.34% 949,533 2.10% 92.80%
14 0.27% 1 0.59% 92.86%
m. 1,000+ 35,542,100 3.61% 1,199,950 2.66% 96.48%
31 0.60% 1 0.59% 96.77%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 299,863,252 30.46% 17,523,630 38.79% 93.90%
1,491 28.74% 73 42.94% 95.10%
Home Improvement 203,700 0.02% 99.77%
1 0.02% 0 0.00% 100.00%
Purchase 651,044,526 66.13% 24,999,398 55.33% 96.00%
3,517 67.79% 89 52.35% 97.47%
Rate/Term Refi 33,428,467 3.40% 2,657,920 5.88% 91.67%
179 3.45% 8 4.71% 95.53%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 984,539,945 100.00% 45,180,949 100.00% 95.22%
5,188 100.00% 170 100.00% 96.72%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
180 6,440,495 0.65% 278,185 0.62% 94.02%
60 1.16% 2 1.18% 96.67%
240 300,250 0.03% 99.63%
3 0.06% 0 0.00% 100.00%
360 977,799,200 99.32% 44,902,764 99.38% 95.22%
5,125 98.79% 168 98.82% 96.72%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 892,199,063 90.62% 15,965,610 35.34% 98.00%
4,754 91.63% 54 31.76% 98.86%
b. Non-Reportable 39,145,584 3.98% 970,172 2.15% 97.41%
208 4.01% 4 2.35% 98.08%
c. 30dpd 14,080,566 1.43% 99.89%
68 1.31% 0 0.00% 100.00%
d. 60dpd 4,197,300 0.43% 99.94%
18 0.35% 0 0.00% 100.00%
e. 90dpd 992,200 0.10% 99.92%
5 0.10% 0 0.00% 100.00%
g. Foreclosure 5,330,100 0.54% 99.99%
20 0.39% 0 0.00% 100.00%
i. Bankruptcy 329,810 0.03% 99.95%
3 0.06% 0 0.00% 100.00%
None 28,265,322 2.87% 28,245,166 62.52%
112 2.16% 112 65.88% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 892,354,623 90.64% 15,965,610 35.34% 98.00%
4,756 91.67% 54 31.76% 98.86%
2. Non-Report 39,145,584 3.98% 970,172 2.15% 97.41%
208 4.01% 4 2.35% 98.08%
3. 30dpd 14,196,566 1.44% 99.89%
69 1.33% 0 0.00% 100.00%
4. 60dpd 6,643,450 0.67% 99.96%
29 0.56% 0 0.00% 100.00%
5. 90dpd 2,573,400 0.26% 99.96%
11 0.21% 0 0.00% 100.00%
6. 120dpd Plus 1,361,000 0.14% 99.99%
3 0.06% 0 0.00% 100.00%
Error 28,265,322 2.87% 28,245,166 62.52%
112 2.16% 112 65.88% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
07/15/2006 4,686,375 10,417
08/15/2006 8,330,777 93,830
09/15/2006 15,222,082 119,711
10/15/2006 16,931,700 99,578
45,170,934
323,536
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium Not
Remitted
PPP Flag and
Premium
Remitted
07/15/2006 15 11 4
08/15/2006 40 25 15
09/15/2006 57 34 1 22
10/15/2006 58 40 18
170
110
1
59
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
k. PrePaid
l. Bankruptcy
h. FC
8,956,646 8,956,646
36 36
k. PrePaid
0 0
58 58
l. Bankruptcy
2,035,466 2,035,466
11 11
unknown
926,120,998 895,202,684 20,368,077 9,827,925 722,312
4,971 4,831 93 44 3
895,202,684
20,368,077
9,827,925
722,312
8,956,646
0
2,035,466
4,831
93
44
3
36
58
11
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
06/30/2006 983,873,799 978,774,393 298 67,229 6,502,499 6,092,552 6,848,692 10,417
07/31/2006 978,774,393 970,047,175 92 50,346 6,469,207 6,061,385 6,817,267 93,830
08/31/2006 970,047,175 954,434,711 -67 46,517 6,408,253 6,004,067 6,756,664 119,711
09/30/2006 954,434,711 937,113,110 -10 49,612 6,298,275 5,900,594 6,644,587 99,285
312
213,705
25,678,233
24,058,598
27,067,209
323,244
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
07/31/2006 Loan appears to have an amortization method disagreement. 1 1
07/31/2006
Sum:
1
1
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2006 Loan appears to have an amortization method disagreement. 0 1
Loan appears to have a potential for high loss. 1 1
No payment has been received since transfer, early payment default. 14 14
08/31/2006
Sum:
15
16
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
09/30/2006 Loan appears to have an amortization method disagreement. 1 1
Loan appears to have a potential for high loss. 1 1
No payment has been received since transfer, early payment default. 0 14
Property depreciation appears to be excessive. 4 4
09/30/2006
Sum:
6
20
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
09/30/2006 MR Follow-up Required in 30 days 1 1
No Action Required 4 4
09/30/2006
Sum:
5
5
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2006 Consider Repurchase Claim 14 14
MR Follow-up Required in 30 days 1 1
08/31/2006
Sum:
15
15
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
07/31/2006 MR Follow-up Required in 60 days 1 1
07/31/2006
Sum:
1
1
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline

  Cover Page
  Disclaimer
  Table of Contents
  Executive Summary
  General Pool Characteristics
  Performance
  Prepayment
  Servicer Remittance Reporting
  Loan Reviews